Investment in Affiliates (Combined and Condensed Information Related to Affiliates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Operations:
Total revenues	¥ 2,520,365	¥ 2,292,708	¥ 2,280,329
Financial position:
Total assets	14,270,672	13,563,082	13,067,528
Total Liabilities	10,899,271	10,459,938
Total equity	3,261,419	3,028,456
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Operations:
Total revenues	1,194,172	1,155,974	1,674,184
Income before income taxes	108,065	85,667	206,637
Net income	88,572	74,008	140,540
Financial position:
Total assets	14,974,191	12,858,129	12,499,794
Total Liabilities	10,729,973	9,203,980	8,428,007
Total equity	¥ 4,244,218	¥ 3,654,149	¥ 4,071,787